Fair Value Measurements (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 2,994,634	$ 2,678,166
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	338,361	324,214
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	3,113	3,707
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	341,474	327,921
Kinder Morgan, Inc. Common Stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	85,539	94,902
Kinder Morgan, Inc. Common Stock | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Kinder Morgan, Inc. Common Stock | Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	85,539	94,902
Registered investment companies (mutual funds) | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	147,768	139,325
Registered investment companies (mutual funds) | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Registered investment companies (mutual funds) | Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	147,768	139,325
Self-directed brokerage accounts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	105,054	89,987
Self-directed brokerage accounts | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	3,113	3,707
Self-directed brokerage accounts | Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	108,167	93,694
Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,653,160	2,350,245
Unfunded commitments	$ 0
Common collective trusts | Minimum
EBP, Investment, Fair Value and NAV [Line Items]
Redemption period	0 days
Common collective trusts | Maximum
EBP, Investment, Fair Value and NAV [Line Items]
Redemption period	15 days
Common collective trusts | Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 2,653,160	$ 2,350,245